Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of financial information of joint operation

	As of December 31, 2025	As of December 31, 2024
Assets
Noncurrent assets	1,492,937	290,683
Current assets	9,599	402

Liabilities
Noncurrent liabilities	22,543	2,428
Current liabilities	95,141	6,483

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Operating costs	(55,985)	(2,081)	(1,687)
Depreciation, depletion and amortization	(187,137)	(62,751)	(78,860)
General and administrative expenses	(30)	(227)	(846)
Other operating income (expenses)	2,462	—	—
Impairment of long-lived assets	—	—	(1,679)
Financial results, net	(1,101)	(118)	1,561

Total	(241,791)	(65,177)	(81,511)